Financial instruments - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
At amortized cost	€ 150,299	€ 84,602
Fair value through PL	9,198	31,095
Fair value through OCI	31,389	0
Total book value	190,886	115,697
Total fair value	190,886	115,697
Non-current other financial assets
Disclosure of financial assets [line items]
At amortized cost	21,900	18,887
Fair value through PL	9,198	695
Fair value through OCI	31,389	0
Total book value	62,487	19,582
Total fair value	62,487	19,582
Current other financial assets
Disclosure of financial assets [line items]
At amortized cost		0
Fair value through PL		30,400
Fair value through OCI		0
Total book value		30,400
Total fair value		30,400
Trade and other receivables
Disclosure of financial assets [line items]
At amortized cost	44,776	41,063
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	44,776	41,063
Total fair value	44,776	41,063
Cash and cash equivalents
Disclosure of financial assets [line items]
At amortized cost	83,022	24,652
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	83,022	24,652
Total fair value	€ 83,022	€ 24,652